SEGMENT INFORMATION - Earnings from Equity Accounted Investment and Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Share of net (losses) earnings from equity accounted investments	$ (121)	$ 826	$ 1,020
Interest expense	(4,823)	(2,683)	(2,593)
Office
Disclosure of operating segments [line items]
Share of net (losses) earnings from equity accounted investments	(434)	550	644
Interest expense	(896)	(723)	(570)
Retail
Disclosure of operating segments [line items]
Share of net (losses) earnings from equity accounted investments	269	234	472
Interest expense	(810)	(660)	(649)
LP Investments
Disclosure of operating segments [line items]
Share of net (losses) earnings from equity accounted investments	44	42	(96)
Interest expense	(2,722)	(1,000)	(1,069)
Corporate
Disclosure of operating segments [line items]
Share of net (losses) earnings from equity accounted investments	0	0	0
Interest expense	$ (395)	$ (300)	$ (305)